Income Taxes Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 16,300,000	$ 16,200,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	200,000	1,700,000
Deferred Federal Income Tax Expense (Benefit)	15,996,000	20,997,000	8,269,000
Capital Loss Carry-forward period	5
Foreign Operating Loss, Net [Member]
Valuation Allowance, Amount	1,700,000	1,800,000
Deferred tax asset, valuation allowance	94.00%	94.00%
State Operating Loss, Net [Member]
Valuation Allowance, Amount	14,300,000	14,000,000
Deferred tax asset, valuation allowance	99.00%	98.00%
Capital Losses [Member]
Valuation Allowance, Amount	4,800,000
Amortization and/ or impairments of intangible assets [Member]
Deferred Federal Income Tax Expense (Benefit)	(18,700,000)	(11,800,000)	(6,800,000)
Accrued Incentive Compensation [Member]
Deferred Federal Income Tax Expense (Benefit)	5,100,000	(1,200,000)	(5,400,000)
Insurance Proceeds [Member]
Deferred Federal Income Tax Expense (Benefit)	$ 3,500,000	$ (7,300,000)	$ 1,300,000